Long-term assets - E.2.2. Movements in tangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	$ 3,107	$ 2,989
Change in scope (see note A.2.2.)	115
Additions	579	693
Impairments/reversal of impairment, net		(2)
Disposals, net	(16)	(20)
Depreciation charge	(710)	(794)
Asset retirement obligations	27	30
Transfers	(26)	6
Transfer to/from held for sale	(122)
Exchange rate movements	(107)	203
Other		2
Closing balance, net	2,847	3,107
Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	9,980
Closing balance, net	9,803	9,980
Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(6,873)
Closing balance, net	(6,956)	(6,873)
Network Equipment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	2,507	2,340
Change in scope (see note A.2.2.)	114
Additions	118	161
Impairments/reversal of impairment, net		(2)
Disposals, net	(11)	(16)
Depreciation charge	(671)	(751)
Asset retirement obligations	23	29
Transfers	404	566
Transfer to/from held for sale	(122)
Exchange rate movements	(90)	165
Other		14
Closing balance, net	2,271	2,507
Network Equipment | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	8,924
Closing balance, net	8,767	8,924
Network Equipment | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(6,417)
Closing balance, net	(6,496)	(6,417)
Land and Buildings
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	162	180
Change in scope (see note A.2.2.)	0
Additions	23	2
Impairments/reversal of impairment, net		0
Disposals, net	0	0
Depreciation charge	(16)	(19)
Asset retirement obligations	4	1
Transfers	5	(2)
Transfer to/from held for sale	0
Exchange rate movements	(8)	13
Other		(12)
Closing balance, net	171	162
Land and Buildings | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	310
Closing balance, net	328	310
Land and Buildings | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(148)
Closing balance, net	(157)	(148)
Construction in Progress
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	394	418
Change in scope (see note A.2.2.)	1
Additions	433	525
Impairments/reversal of impairment, net		0
Disposals, net	(5)	(3)
Depreciation charge	0	0
Asset retirement obligations	0	0
Transfers	(445)	(570)
Transfer to/from held for sale	0
Exchange rate movements	(8)	24
Other		0
Closing balance, net	370	394
Construction in Progress | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	394
Closing balance, net	370	394
Construction in Progress | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	0
Closing balance, net	0	0
Other
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	44	50
Change in scope (see note A.2.2.)	0
Additions	5	5
Impairments/reversal of impairment, net		0
Disposals, net	0	0
Depreciation charge	(23)	(25)
Asset retirement obligations	0	0
Transfers	9	13
Transfer to/from held for sale	0
Exchange rate movements	0	1
Other		0
Closing balance, net	35	44
Other | Cost or valuation
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	352
Closing balance, net	338	352
Other | Accumulated depreciation and impairment
Reconciliation of changes in property, plant and equipment [abstract]
Opening balance, net	(307)
Closing balance, net	$ (303)	$ (307)